UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30,2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DOLPHIN FINANCIAL PARTNERS, L.L.C.
Address: 96 CUMMINGS POINT ROAD

         STAMFORD, CT  06902

13F File Number:  28-11307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      DONALD T. NETTER
Title:     MANAGER
Phone:     203-358-8000

Signature, Place, and Date of Signing:

     DONALD T. NETTER     STAMFORD, CT     November 13, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     48

Form13F Information Table Value Total:     $96,368 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


     28-11256                      DONALD T. NETTER
     28-11255                      DOLPHIN HOLDINGS CORP
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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------


ACXIOM CORP                    COM              005125109     1392    70000          DEFINED 2               70000
ALABAMA NATL BANCORP DELAWAR   COM              010317105     1711    21951          DEFINED 2               21951
ALCAN INC                      COM              013716105     5995    60000          DEFINED 2               60000
ALCAN INC                      CALL             013716905     1149    11500     C    DEFINED 2               11500
ALLIANCE DATA SYS CORP         CALL             018581908     1704    22000     C    DEFINED 2               22000
ANDREW CORP                    COM              034425108     2202   157500          DEFINED 2              157500
ANGELICA CORP                  COM              034663104     1063    54672          DEFINED 2               54672
APPLEBEES INTL INC             COM              037899101     2533   102300          DEFINED 2              102300
Archstone-Smith Trust          COM              039583109     2298    38250          DEFINED 2               38250
ARRIS GROUP IINC               PUT              04269Q950      140    11300     P    DEFINED 2               11300
BAUSCH & LOMB INC              COM              071707103     1132    17700          DEFINED 2               17700
BAUSCH & LOMB INC              PUT              071707953       96     1500     P    DEFINED 2                1500
BRISTOL-MYERS SQUIBB CO        COM              110122108      690    23800          DEFINED 2               23800
C-COR INCORPORATED             COM              125010108      516    45000          DEFINED 2               45000
CABLEVISION SYSTEMS CORP       CL A             12686C109     3169    91617          DEFINED 2               91617
CABLEVISION SYSTEMS CORP       CALL             12686C909      578    16700     C    DEFINED 2               16700
CATALINA MARKETING CORP        COM              148867104      462    14274          DEFINED 2               14274
CHAMPS ENTERTAINMENT           COM              158787101      448    80838          DEFINED 2               80838
CLEAR CHANNEL COMM             COM              184502102     3507    93900          DEFINED 2               93900
CORNELL COS INC                COM              219141108     3453   148898          DEFINED 2              148898
DJO INCORPORATED               COM              23325G104     2999    61200          DEFINED 2               61200
DOBSON COMMUNICATIONS CP       CL A             256069105     1557   121800          DEFINED 2              121800
DOW JONES & CO INC             COM              260561105     2005    33700          DEFINED 2               33700
ENERGY PARTNERS LTD            COM              29270U105      850    57458          DEFINED 2               57458
GENESCO INC                    PUT              371532952      532    11700     P    DEFINED 2               11700
GENESCO INC                    COM              371532102     3091    67912          DEFINED 2               67912
HARRAHS ENTERTAINMENT INC      CALL             413619907     6372    73300     C    DEFINED 2               73300
HUNTSMAN CORP                  COM              447011107     1585    60000          DEFINED 2               60000
I-MANY INCORPORATED            COM              44973Q103      572   200000          DEFINED 2              200000
INFOUSA INC                    COM              456818301     8765   861861          DEFINED 2              861861
JOHNSON OUTDOORS INC           CL A             479167108     3346   154200          DEFINED 2              154200
KATY INDS INC                                   486026107      165   143200          DEFINED 2              143200
KEYSTONE AUTOMOTIVE IND INC    COM              49338N109     2505    52515          DEFINED 2               52515
LEAR CORPORATION               COM              521865105     3435   103900          DEFINED 2              103900
LYONDELL CHEMICAL CO           COM              552078107     1802    39000          DEFINED 2               39000
MYERS INDS INC                 COM              628464109     1752    90105          DEFINED 2               90105
PATHMARK STORES INC            COM              70322A101     3614   283705          DEFINED 2              283705
POLYMEDICA CORP                COM              731738100     2762    52500          DEFINED 2               52500
SLM CORP                       COM              78442P106      368     7500          DEFINED 2                7500
SLM CORP                       CALL             78442P906     2643    53800     C    DEFINED 2               53800
STATION CASINOS INC            COM              857689103     2140    24600          DEFINED 2               24600
STATION CASINOS INC            CALL             857689903     2384    27400     C    DEFINED 2               27400
SUN TIMES MEDIA GROUP INC      COM              86688Q100      927   380000          DEFINED 2              380000
TOPPS INC                      COM              890786106     1158   119601          DEFINED 2              119601
TRONOX INCORPORATED            COM CL B         897051207      412    44000          DEFINED 2               44000
TXU CORP.                      CALL             873168908     2739    40000     C    DEFINED 2               40000
WCI COMMUNITIES INC            COM              92923C104     1476   236150          DEFINED 2              236150
WILD OATS MARKETS INC          PUT              96808B957      174     6000     P    DEFINED 2                6000